Interest Expense, Net of Amounts Capitalized	12 Months Ended
Dec. 31, 2022
Disclosure of interest expense [Abstract]
Interest Expense, Net of Amounts Capitalized	FINANCE COSTS, NET OF AMOUNTS CAPITALIZED

		Year ended December 31,
		2022	2021	2020
	Note		US$ in millions
Interest costs
Senior Notes		$326	$331	$260
Bank borrowings		51	12	2
LVS Term Loan	26(a)(iii)	28	—	—
Lease liabilities		8	8	8
Amortization of deferred financing costs		24	23	17
Standby fee and other financing costs		9	13	13
		446	387	300
Less: interest capitalized		(2)	(14)	(21)
		$444	$373	$279

Capitalization rates of 4.4% to 5.6%, 4.5% to 5.1% and 3.2% to 5.1% for the years ended December 31, 2022, 2021 and 2020, respectively, were used, representing the effective finance costs of the loans to finance the assets under construction.